SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted cash
Restricted cash in bank accounts		$ 4,131,313	$ 3,695,598
Gross unrealized gains	$ 17,335
Gain from investment in trading securities	10,200
Prepayments
Allowances for doubtful accounts accrued for prepayments	$ 2,153,390	2,701,166
Media deposits
Percentage of deposit on guaranteed minimum spend	10.00%
Media deposits - third parties	$ 1,281,434	1,244,704
Media deposits - a related party	104,390	1,426,419
Operating leases
Impairment for right-of-use lease assets	0	$ 0
US Treasury Bills
Restricted cash
Fair value of investment assets	987,600
Gross unrealized gains	$ 7,135